CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Adjusted balance after adjustment for change in accounting standard CNY (¥) shares	Ordinary Shares IPO CNY (¥) shares	Ordinary Shares Follow on public offering CNY (¥) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital Adjusted balance after adjustment for change in accounting standard CNY (¥)	Additional Paid-in Capital IPO CNY (¥)	Additional Paid-in Capital Follow on public offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Statutory Reserves Adjusted balance after adjustment for change in accounting standard CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income (Loss) Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Deficit Adjustment for change in accounting standard CNY (¥)	Accumulated Deficit Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated Deficit CNY (¥)	KE Holdings Inc Adjustment for change in accounting standard CNY (¥)	KE Holdings Inc Adjusted balance after adjustment for change in accounting standard CNY (¥)	KE Holdings Inc IPO CNY (¥)	KE Holdings Inc Follow on public offering CNY (¥)	KE Holdings Inc CNY (¥)	Non-controlling Interests Adjusted balance after adjustment for change in accounting standard CNY (¥)	Non-controlling Interests CNY (¥)	Adjustment for change in accounting standard CNY (¥)	Adjusted balance after adjustment for change in accounting standard CNY (¥)	IPO CNY (¥)	Follow on public offering CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2017				¥ 178							¥ 144,463		¥ (327)			¥ (5,370,788)					¥ (5,226,474)		¥ 65,836					¥ (5,160,638)
Beginning balance (in shares) at Dec. 31, 2017 | shares				1,299,972,880
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(467,824)					(467,824)		40,143					(427,681)
Exercise of share options				¥ 14																	14							¥ 14
Exercise of share options (in shares) | shares				100,000,000																								100,000,000	100,000,000
Share-based compensation									¥ 345,473												345,473							¥ 345,473
Accretion on convertible redeemable preferred shares to redemption value (Note 22)									(298,612)							(938,497)					(1,237,109)							(1,237,109)
Deemed dividends to preferred shareholders upon repurchases of preferred shares (Note 22)																(562,138)					(562,138)							(562,138)
Deemed dividends upon redesignation of ordinary shares to preferred shares (Note 22)																(118,934)					(118,934)							(118,934)
Appropriation to statutory reserves											30,182					(30,182)												30,200
Currency translation adjustments													193								193							193
Re-designation of ordinary shares to preferred shares (Note 22)				¥ (3)												(500,573)					(500,576)							(500,576)
Re-designation of ordinary shares to preferred shares (Note 22) (in shares) | shares				(24,999,985)
Deemed issued shares in connection with acquisition of a subsidiary (Note 24)									76,836												76,836							76,836
Acquisition of a subsidiary with noncontrolling interests																							3,563					3,563
Acquisition of noncontrolling interests									(123,697)												(123,697)		(85,221)					(208,918)
Dividend paid to a noncontrolling interest holder																							(13,854)					(13,854)
Ending balance at Dec. 31, 2018				¥ 189							174,645		(134)			(7,988,936)					(7,814,236)		10,467					(7,803,769)
Ending balance (in shares) at Dec. 31, 2018 | shares				1,374,972,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(2,183,546)					(2,183,546)		3,419					(2,180,127)
Exercise of share options				¥ 13																	13							¥ 13
Exercise of share options (in shares) | shares				95,193,795																								95,193,795	95,193,795
Share-based compensation									2,846,304												2,846,304							¥ 2,846,304
Accretion on convertible redeemable preferred shares to redemption value (Note 22)									(419,296)							(1,447,232)					(1,866,528)							(1,866,528)
Repurchase of ordinary shares (Note 21)					¥ (184,675)																(184,675)							(184,675)
Repurchase of ordinary shares (Note 21) (in shares) | shares					(8,806,005)
Reissuance of treasury shares (Note 21)					¥ 184,675				70,372												255,047							255,047
Reissuance of treasury shares (Note 21) (in shares) | shares					8,806,005
Repurchase of deemed issued shares																(76,836)					(76,836)							(76,836)
Appropriation to statutory reserves											79,087					(79,087)												79,100
Currency translation adjustments													63,442								63,442							63,442
Acquisition of a subsidiary with noncontrolling interests																							124,807					124,807
Acquisition of noncontrolling interests									36,509												36,509		(42,892)					(6,383)
Disposal of a subsidiary																							(6,353)					(6,353)
Dividend paid to a noncontrolling interest holder																							(2,245)					(2,245)
Ending balance at Dec. 31, 2019	¥ 202			¥ 202		¥ 2,533,889			2,533,889	¥ 253,732	253,732	¥ 63,308	63,308	¥ (90,517)	¥ (11,866,154)	(11,775,637)	¥ (90,517)	¥ (9,015,023)			(8,924,506)	¥ 87,203	87,203	¥ (90,517)	¥ (8,927,820)			(8,837,303)
Ending balance (in shares) at Dec. 31, 2019 | shares	1,470,166,690			1,470,166,690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																2,777,592					2,777,592		731					2,778,323	$ 425,797
Issuance of ordinary shares		¥ 51	¥ 16	¥ 3			¥ 16,345,771	¥ 15,284,267	605,392										¥ 16,345,822	¥ 15,284,283	605,395					¥ 16,345,822	¥ 15,284,283	605,395
Issuance of ordinary shares (in shares) | shares		365,700,000	122,130,000	22,652,050
Share-based compensation									2,252,589												2,252,589							2,252,589
Accretion on convertible redeemable preferred shares to redemption value (Note 22)									(1,755,228)												(1,755,228)							(1,755,228)	(269,000)
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO")		¥ 210					¥ 42,127,913												¥ 42,128,123							¥ 42,128,123
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO") (in shares) | shares		1,510,766,620
Appropriation to statutory reserves											139,102					(139,102)												139,100
Currency translation adjustments													(1,897,395)								(1,897,395)							(1,897,395)	(290,789)
Acquisition of noncontrolling interests									39,289												39,289		(60,865)					(21,576)
Ending balance at Dec. 31, 2020				¥ 482					¥ 77,433,882		¥ 392,834		¥ (1,834,087)			¥ (9,227,664)					¥ 66,765,447		¥ 27,069					¥ 66,792,516	$ 10,236,401
Ending balance (in shares) at Dec. 31, 2020 | shares				3,491,415,360